Employee Related Liabilities (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended					12 Months Ended			12 Months Ended				12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 United States Pension Plan of US Entity, Defined Benefit [Member]	Dec. 31, 2012 United States Pension Plan of US Entity, Defined Benefit [Member]	Dec. 31, 2013 Pension Plans [Member]	Dec. 31, 2012 Pension Plans [Member]	Dec. 31, 2011 Pension Plans [Member]	Dec. 31, 2013 Other Postretirement Benefit Plan, Defined Benefit [Member]	Dec. 31, 2012 Other Postretirement Benefit Plan, Defined Benefit [Member]	Dec. 31, 2011 Other Postretirement Benefit Plan, Defined Benefit [Member]	Jan. 02, 2002 Postretirement Medical Benefits Plan [Member] employee	Dec. 31, 2013 United States Pension Plan of US Entity, Defined Benefit [Member]	Dec. 31, 2012 United States Pension Plan of US Entity, Defined Benefit [Member]	Dec. 31, 2013 End Of Service Entitlement, Korea And Italy [Member]	Dec. 31, 2012 End Of Service Entitlement, Korea And Italy [Member]	Dec. 31, 2013 Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2012 Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2011 Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2013 Cash [Member]	Dec. 31, 2012 Cash [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Cash	$ 461.9	$ 495.7																		$ 4.1	$ 3.3
Number Of New Participants To Be Added To Plan												0
Defined Benefit Plan, Expected Return on Plan Assets, Percent													8.50%
Defined Benefit Plan, Actual Return on Plan Assets, Percent													14.60%	12.80%
Defined Benefit Plan, Assets for Plan Benefits, Noncurrent				18.4	19.5	18.4	0		0	0
Defined Benefit Plan, Accumulated Benefit Obligation				159.5
Defined Benefit Plan, Fair Value of Plan Assets	177.1	168.5		177.9		181.2	171.8	176.0	0	0	0						50.4	53.7	0
Defined Benefit Plan, Estimated Future Employer Contributions in Next Fiscal Year						1.1			1.3
Defined Contribution Plan, Cost Recognized	9.0	9.1	9.4
Deferred Compensation Arrangement with Individual, Recorded Liability															$ 22.2	$ 21.6